DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS - VIE Assets and Liabilities, Net Revenues, Net Loss and Cash Flows (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Net cash provided by financing activities	¥ (93,699)	$ (12,837)	¥ 403,439	¥ 188,212
ATA Intelligent Learning
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Net cash provided by financing activities	1,600,000		1,050,000	830,186
ATA Intelligent Learning | Eliminations
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Net cash provided by financing activities	¥ 1,600,000		¥ 1,050,000	¥ 830,186
ATA Intelligent Learning | Huanqiuyimeng | Eliminations
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Percentage of equity interest	30.96%		30.96%
Equity interest investment	¥ 42,537,827		¥ 49,003,096